Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income Before Income Tax Benefits
Income (loss) before income tax expenses for the years ended December 31, 2020, 2021 and 2022 were taxed within the following jurisdictions:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC entities	994,163	360,160	(492,143)
Non-PRC entities	38,365	(100,641)	33,878

Total	1,032,528	259,519	(458,265)

Schedule of Current and Deferred Portion of Income Tax (Benefits) Expenses Included in the Consolidated Statements of Comprehensive Income
The current and deferred portion of income tax expenses included in the consolidated statements of comprehensive income for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income tax expenses applicable to China operations
Current income tax expenses	142,710	16,046	—
Deferred income tax expenses	18,818	28,119	19,987

Subtotal income tax expenses applicable to China operations	161,528	44,165	19,987

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	15,466	7,056	6,864
Deferred income tax expenses	(210)	4,006	1,020

Subtotal income tax expenses applicable to Non-PRC operations	15,256	11,062	7,884

Total income tax expenses	176,784	55,227	27,871

Schedule of Reconciliation of Total Tax Expenses Computed by Applying the Respective Statutory Income Tax Rate to Pre-Tax Income
The reconciliation between the statutory income tax rate and the effective tax rate is as follows:

	For the year ended December 31,
	2020	2021	2022
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax holiday and preferential tax benefits	(12.3)%	(15.6)%	(9.6)%
Effect of varying tax rates available in different jurisdictions (i)	(1.6)%	(0.7)%	3.4%
Permanent differences (ii)	6.1%	19.0%	(5.9)%
Change in valuation allowance	4.8%	10.7%	(31.3)%
Effect of Super Deduction available to the Group	(4.9)%	(17.1)%	12.3%
Effective income tax rate	17.1%	21.3%	(6.1)%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	(0.56)	(0.11)	0.28

(i)
For the years ended December 31, 2020, 2021 and 2022, the effect of varying tax rates in different jurisdictions is mainly driven by the interest income derived from short-term deposits and long-term deposits which are subject to an income tax rate of 0% under the tax laws of Cayman Islands, partially offset by the losses arising from overseas business which is subject to an income tax rate of 17% under the tax laws of Singapore.

(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of Tax Effects of Temporary Differences that Give Rise to Deferred Tax Asset Balances	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2021 and 2022 are as follows:

	December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Tax loss carried forward	181,860	295,414
Impairment loss of investments	—	7,271
Unrealized profit arising from elimination of inter-company transactions	5,420	5,424
Deferred revenue	2,435	2,408
Others	1,766	4,379

	191,481	314,896

Less: Valuation allowance (i)	(171,236)	(314,896)

Total deferred tax assets	20,245	—

Deferred tax liabilities
Unrealized gains on investments	(4,597)	(20,533)

Total deferred tax liabilities	(4,597)	(20,533)

Net deferred tax assets (liabilities)	15,648	(20,533)

Schedule of Valuation Allowance For Deferred Tax Assets
Movement of valuation allowance

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	94,637	143,431	171,236
Additions	61,069	42,252	145,176
Reversals/write-off	(12,275)	(14,447)	(1,516)

Balance at end of the year	143,431	171,236	314,896